Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2024
Other entities within the Phoenix TV Group
Related Party Transaction
Relationships with Group	Under common control by Phoenix TV
China Mobile
Related Party Transaction
Relationships with Group	A shareholder of Phoenix TV
Mr. Zou Ming and Ms Wang Xiaojia
Related Party Transaction
Relationships with Group	Legal shareholders of Fenghuang Ronghe and employees of the Group
Fengyi Technology
Related Party Transaction
Relationships with Group	Investee
Mr. Gao Ximin and Mr. Qiao Haiyan
Related Party Transaction
Relationships with Group	Legal shareholders of Tianying Jiuzhou and employees of the Group